December 9, 2013

U.S. Securities & Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

RE:          Vanguard Fixed Income Securities Funds (the Trust)

                File No. 2-47371

Ladies & Gentlemen:

Enclosed is the 98th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are: (1) to disclose the addition of The Vanguard Group, Inc. (“Vanguard”)—through its Fixed Income Group, to the investment advisory team for Vanguard Long-Term Investment-Grade Fund (the “Fund”), a series of the Trust; and (2) to effect a number of non-material changes.

Please note that this Amendment is substantially similar to Post-Effective Amendment No. 91, which the staff has already reviewed, with the exception of the additional disclosure related to Vanguard's role as Investment Advisor for the Fund (in the sections entitled “Fund Summary” and “The Funds and Vanguard” in the Prospectus and in the section entitled "Management of the Funds--Investment Advisory Services" in the Statement of Additional Information). Consequently, in accordance with SEC Release No. 33-6510, we are requesting selective review of this Amendment, and ask that you limit your review of the Amendment to these specific sections.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of February 7, 2014, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date that we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-8439 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Christyn L. Rossman

Associate Counsel

The Vanguard Group, Inc.

cc: Amy Miller, Esq.

      U.S. Securities & Exchange Commission